PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details)	Dec. 31, 2025
Minimum
Principal accounting policies
Useful life	2 years
Maximum
Principal accounting policies
Useful life	20 years
Land use rights | Minimum
Principal accounting policies
Useful life	40 years
Land use rights | Maximum
Principal accounting policies
Useful life	50 years